Consolidated Statements of Changes in Equity (Unaudited) - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Dec. 31, 2022		$ 161,404,797	[1]	$ 22,447,083	$ 10,209,086	$ (208,054,607)	$ 23,610,333		$ 9,616,692
Beginning balance, shares at Dec. 31, 2022	[1]	1,587,371
Net income (loss)			[1]			(1,809,030)			(1,809,030)
Foreign currency translation gain			[1]				(93,674)		(93,674)
Stock-based payment for consulting fee (Note 18)		$ 340,000	[1]						340,000
Stock-based payment for consulting fee, shares	[1]	50,000
Issued common stock for Equity Incentive Plan (Note 18)		$ 1,360,000	[1]						1,360,000
Issued common stock for Equity Incentive Plan, shares	[1]	200,000
Common stock issued for business acquisition		$ 49,218	[1]						49,218
Common stock issued for business acquisition, shares	[1]	6,718
BALANCE at Jun. 30, 2023		$ 163,154,015	[1]	22,447,083	10,209,086	(209,863,637)	23,516,659		9,463,206
Ending balance, shares at Jun. 30, 2023	[1]	1,844,089
BALANCE at Dec. 31, 2023		$ 165,115,938	[1]	22,603,523	10,209,086	(208,752,548)	23,587,298		12,763,297
Beginning balance, shares at Dec. 31, 2023	[1]	2,891,822
Issuance of ordinary shares for financing (Note 18)		$ 2,887,990	[1]						2,887,990
Issuance of ordinary shares for financing, shares	[1]	3,440,000
Conversion of convertible note (Note 15)		$ 275,159	[1]	(50,159)					225,000
Conversion of convertible notes, shares	[1]	294,229
Net income (loss)			[1]			588,744			588,744
Foreign currency translation gain			[1]				(627,162)		(627,162)
BALANCE at Jun. 30, 2024		$ 168,279,087	[1]	$ 22,553,364	$ 10,209,086	$ (208,163,804)	$ 22,960,136		$ 15,837,869
Ending balance, shares at Jun. 30, 2024	[1]	6,626,051

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.